SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 93.9%
Auto Parts & Equipment — 2.2%
Commercial Vehicle Group, Inc.*	12,400	$104,036
Dorman Products, Inc.*	4,800	532,704
Standard Motor Products, Inc.	2,600	130,104
		766,844
Banks — 3.4%
CrossFirst Bankshares, Inc.*	6,200	86,738
Farmers National Banc Corp.	3,900	68,601
First Financial Corp.	4,090	177,751
German American Bancorp, Inc.	1,700	66,521
Great Southern Bancorp, Inc.	2,400	133,512
Nicolet Bankshares, Inc.*	3,700	263,847
Westamerica BanCorp	6,800	365,704
		1,162,674
Beverages — 1.2%
Coca Cola Bottling Co.	700	399,399
Biotechnology — 2.0%
Innoviva, Inc.*	25,800	431,376
Organogenesis Holdings, Inc.*	24,000	241,440
		672,816
Building Materials — 0.3%
AAON, Inc.	1,400	109,200
Chemicals — 2.6%
Balchem Corp.	4,300	679,400
Hawkins, Inc.	6,000	199,080
		878,480
Commercial Services — 6.6%
Alarm.com Holdings, Inc.*	1,300	103,727
AMN Healthcare Services, Inc.*	1,100	125,411
CorVel Corp.*	1,500	282,000
Franklin Covey Co.*	4,000	175,920
FTI Consulting, Inc.*	5,900	861,931
ICF International, Inc.	4,300	415,982
Transcat, Inc.*	3,500	311,395
		2,276,366
Computers — 1.2%
Maximus, Inc.	2,300	173,535
Rapid7, Inc.*	2,000	248,120
		421,655
Distribution/Wholesale — 0.7%
Titan Machinery, Inc.*	7,300	242,652
Diversified Financial Services — 4.7%
Houlihan Lokey, Inc.	8,700	944,298
International Money Express, Inc.*	14,600	220,606
PJT Partners, Inc., Class A	6,200	471,696
		1,636,600
Electric — 1.0%
Avangrid, Inc.	6,700	339,154
Electronics — 2.7%
Mesa Laboratories, Inc.	800	247,032
OSI Systems, Inc.*	4,800	436,464
TTM Technologies, Inc.*	17,400	239,772
		923,268
Food — 8.9%
BellRing Brands, Inc.*	7,100	152,792
Flowers Foods, Inc.	32,700	844,314
John B Sanfilippo & Son, Inc.	3,100	255,440
Lancaster Colony Corp.	1,500	219,300
Seaboard Corp.	30	116,700
Sprouts Farmers Market, Inc.*	39,200	1,037,232
Tootsie Roll Industries, Inc.	5,100	160,395
Weis Markets, Inc.	4,200	264,390
		3,050,563
Gas — 1.1%
Chesapeake Utilities Corp.	3,100	394,816
Healthcare-Products — 2.4%
Globus Medical, Inc., Class A*	1,100	68,882
Hanger, Inc.*	8,000	134,960
iRadimed Corp.*	1,900	85,500
Omnicell, Inc.*	2,100	371,700
Surmodics, Inc.*	3,600	158,148
		819,190
Healthcare-Services — 3.0%
Amedisys, Inc.*	1,900	265,335
Aveanna Healthcare Holdings, Inc.*	30,100	193,844
Encompass Health Corp.	9,700	558,914
		1,018,093
Home Builders — 1.1%
Thor Industries, Inc.	3,700	391,127
Household Products/Wares — 2.5%
Helen of Troy, Ltd.*	3,300	793,650
Reynolds Consumer Products, Inc.	2,400	70,032
		863,682
Insurance — 1.7%
Employers Holdings, Inc.	6,100	235,521
Erie Indemnity Co., Class A	800	148,648
Hanover Insurance Group Inc., (The)	1,600	194,800
		578,969
Internet — 3.8%
HealthStream, Inc.*	13,900	322,758
Mimecast, Ltd.*	7,500	607,500
QuinStreet, Inc.*	24,700	378,157
		1,308,415
Leisure Time — 1.1%
Johnson Outdoors, Inc., Class A	1,400	145,656
OneWater Marine, Inc., Class A	4,300	220,074
		365,730
Miscellaneous Manufacturing — 0.7%
Chase Corp.	1,100	108,449
Myers Industries, Inc.	7,200	140,256
		248,705
Packaging & Containers — 2.3%
Silgan Holdings, Inc.	16,500	684,255
UFP Technologies, Inc.*	1,800	120,366
		804,621
Pharmaceuticals — 9.6%
Amphastar Pharmaceuticals, Inc.*	20,600	402,936
Collegium Pharmaceutical, Inc.*	17,500	307,650
Corcept Therapeutics, Inc.*	17,500	367,500
Eagle Pharmaceuticals, Inc.*	11,900	567,392
Pacira BioSciences, Inc.*	6,200	326,244
Premier, Inc., Class A	8,200	303,974
Prestige Brands Holdings, Inc.*	11,700	654,615
USANA Health Sciences, Inc.*	3,800	378,936
		3,309,247
REITS — 6.2%
Broadstone Net Lease, Inc.	6,800	170,000
Easterly Government Properties, Inc.	14,400	301,968
Life Storage, Inc.	6,400	845,696
Netstreit Corp.	11,800	251,812
Rexford Industrial Realty, Inc.	7,900	553,632
		2,123,108
Retail — 3.3%
Haverty Furniture Cos., Inc.	10,700	320,037
Murphy USA, Inc.	4,800	831,984
		1,152,021
Savings & Loans — 0.5%
Hingham Institution For Savings, (The)	200	78,120
Waterstone Financial, Inc.	5,200	107,900
		186,020
Software — 5.9%
CSG Systems International, Inc.	6,400	337,344
Duck Creek Technologies, Inc.*	28,200	806,238
Evolent Health, Inc., Class A*	15,500	403,000
Intelligent Systems Corp.*	2,700	109,512
SPS Commerce, Inc.*	600	84,594
Verra Mobility Corp.*	20,900	300,751
		2,041,439
Telecommunications — 1.2%
ATN International, Inc.	1,600	61,136
DZS, Inc.*	6,600	85,536
Ooma, Inc.*	8,400	158,004
Viavi Solutions, Inc.*	7,200	106,632
		411,308
Textiles — 1.2%
UniFirst Corp.	2,200	421,630
Transportation — 5.5%
Daseke, Inc.*	19,900	192,035
Heartland Express, Inc.	20,100	336,474
Landstar System, Inc.	2,100	353,955
Werner Enterprises, Inc.	22,200	1,001,442
		1,883,906
Water — 3.3%
American States Water Co.	6,100	574,498
California Water Service Group	6,089	383,668
York Water Co., (The)	4,100	192,126
		1,150,292
TOTAL COMMON STOCKS
(Cost $28,541,372)		32,351,990
EXCHANGE-TRADED FUNDS - 4.5%
Exchange-Traded Funds — 4.5%
iShares Core S&P Small-Cap ETF	4,600	507,426
iShares Russell 2000 ETF	2,400	523,608
Vanguard Russell 2000 ETF	5,800	512,488
		1,543,522
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,655,531)		1,543,522
SHORT-TERM INVESTMENTS - 1.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)	524,428	524,428
TOTAL SHORT-TERM INVESTMENTS
(Cost $524,428)		524,428
TOTAL INVESTMENTS - 99.9%
(Cost $30,721,331)		34,419,940
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		17,455
NET ASSETS - 100.0%		$34,437,395
________________________________________
*	Non-income producing security
(a)	The rate shown is as of November 30, 2021.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Small Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Small Cap Equity Fund
Common Stocks	$32,351,990	$32,351,990	$-	$-
Exchange-Traded Funds	1,543,522	1,543,522	-	-
Short-Term Investments	524,428	524,428	-	-
Total Investments*	$34,419,940	$34,419,940	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.